GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Core Fixed Income VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Total Return Bond VIP Fund

Guardian U.S. Government Securities VIP Fund

Supplement dated October 5, 2023

to the Prospectus and Statement of Additional Information

dated May 1, 2023

Effective immediately, Isaac H. Lowenbraun no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Isaac H. Lowenbraun in the Prospectus and Statement of Additional information (“SAI”) are hereby deleted. The following changes have been made to the Prospectus and Statement of Additional Information (“SAI”) with respect to Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund”) as applicable:

The “Management” section of the Prospectus has been revised to add the following individuals as a Portfolio Manager with respect to the applicable Fund(s):

Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund:

Portfolio Manager	Title with the Subadviser	Managed Fund Since
Danielle DePippo, CFA	Managing Director	October 5, 2023

Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund:

Portfolio Manager	Title with the Subadviser	Managed Fund Since
Demetrios Tsaparas, CFA	Senior Director	October 5, 2023

Guardian Short Duration Bond VIP Fund and Guardian U.S. Government Securities VIP Fund:

Portfolio Manager	Title with the Subadviser	Managed Fund Since
David Padulo, CFA	Managing Director	October 5, 2023

Andrew Liggio, CFA, John Gargana, and David Padulo, CFA remain as Portfolio Managers of Guardian Core Fixed Income VIP Fund.

Andrew Liggio, CFA, Robert J. Crimmins, John Gargana, David Padulo, CFA, and Demetrios Tsaparas, CFA remain as Portfolio Managers of Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund.

Andrew Liggio, CFA, John Gargana, and Martin Vernon remain as Portfolio Managers of Guardian Short Duration VIP Fund.

Andrew Liggio, CFA, John Gargana, and Demetrios Tsaparas, CFA remain as Portfolio Managers of Guardian U.S. Government Securities VIP Fund.

The disclosure under the heading “Portfolio Managers - Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund” on page 150 of the Prospectus has been revised to add the following:

Danielle DePippo, CFA

Co-Portfolio Manager

Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund

Danielle DePippo is a managing director and the deputy head of public fixed income at Guardian Life. She is also the head of investment grade and an analyst covering the investment grade environmental, financial and insurance sectors, as well as transportation and paper and packaging. Prior to joining Guardian Life in 2015, Ms. DePippo was a director and credit sector specialist at BNP Paribas, where she started as a fixed income research intern and held a series of progressively senior roles as a financial-sector analyst. Ms. DePippo has almost 20 years of experience in the securities industry. Ms. DePippo holds a B.S. in business administration from the Boston University School of Management and a Chartered Financial Analyst® (CFA) designation. She also holds the FINRA series 7 and 63 licenses. Ms. DePippo is the co-lead of Guardian Life’s Women’s Leadership Network employee research group and a member of the Economic Club of New York.

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The “Other Accounts Managed” section on page 73 of the SAI is revised to add the following information as of 8/31/23:

Subadviser/Portfolio Manager(s)	Types of Account	Total Number of Other Accounts Managed	Total Assets by Other Accounts Managed ($ millions)	Number of Other Accounts Managed Paying Performance Fee	Total Assets of Other Accounts Managed Paying Performance Fee ($ millions)
Park Avenue	Registered Investment Companies	5	$1,311	0	$0
Danielle DePippo, CFA	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$39,761	0	$0

As of August 31, 2023, Ms. DePippo did not own any shares of the Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, or Guardian U.S. Government Securities VIP Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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